UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                         OPPENHEIMER QUEST BALANCED FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Common Stocks--69.8%
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Consumer Discretionary--11.9%
--------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--3.8%
Royal Caribbean Cruises Ltd.                                               6,250,000     $  267,187,500
--------------------------------------------------------------------------------------------------------
Media--3.5%
DirecTV Group, Inc. (The) 1                                               15,000,000        243,150,000
--------------------------------------------------------------------------------------------------------
Multiline Retail--1.4%
Dollar General Corp.                                                       5,200,000        100,360,000
--------------------------------------------------------------------------------------------------------
Specialty Retail--3.2%
Abercrombie & Fitch Co., Cl. A                                             1,609,400         59,354,672
--------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                      10,098,500        165,615,400
                                                                                        ----------------
                                                                                            224,970,072
--------------------------------------------------------------------------------------------------------
Consumer Staples--4.2%
--------------------------------------------------------------------------------------------------------
Food & Staples Retailing--4.2%
Wal-Mart Stores, Inc.                                                      5,500,000        291,555,000
--------------------------------------------------------------------------------------------------------
Energy--8.0%
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Energy Equipment & Services--1.7%
Nabors Industries Ltd. 1                                                   2,500,000        116,250,000
--------------------------------------------------------------------------------------------------------
Oil & Gas--6.3%
BP plc, ADR                                                                3,000,000        169,080,000
--------------------------------------------------------------------------------------------------------
ConocoPhillips                                                             3,500,000        275,695,000
                                                                                        ----------------
                                                                                            444,775,000
--------------------------------------------------------------------------------------------------------
Financials--13.1%
--------------------------------------------------------------------------------------------------------
Diversified Financial Services--5.4%
American Express Co.                                                       4,000,000        201,000,000
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Citigroup, Inc.                                                            4,000,000        176,360,000
                                                                                        ----------------
                                                                                            377,360,000
--------------------------------------------------------------------------------------------------------
Insurance--2.6%
AMBAC Financial Group, Inc.                                                1,000,000         71,110,000
--------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                        7,000,000        111,650,000
                                                                                        ----------------
                                                                                            182,760,000
--------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--5.1%
Fannie Mae                                                                 2,400,000        170,304,000
--------------------------------------------------------------------------------------------------------
Freddie Mac                                                                3,000,000        192,930,000
                                                                                        ----------------
                                                                                            363,234,000
--------------------------------------------------------------------------------------------------------
Health Care--7.6%
--------------------------------------------------------------------------------------------------------
Biotechnology--3.4%
Amgen, Inc. 1                                                              2,000,000        113,760,000
--------------------------------------------------------------------------------------------------------
Wyeth                                                                      3,500,000        123,900,000
                                                                                        ----------------
                                                                                            237,660,000
--------------------------------------------------------------------------------------------------------
Pharmaceuticals--4.2%
Sanofi-Synthelabo SA, ADR                                                  9,000,000        297,450,000
--------------------------------------------------------------------------------------------------------
Industrials--1.8%
--------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--1.2%
ChoicePoint, Inc. 1                                                        2,000,000         84,000,000
--------------------------------------------------------------------------------------------------------
Machinery--0.6%
SPX Corp.                                                                  1,000,000         40,950,000
--------------------------------------------------------------------------------------------------------
Information Technology--14.6%
--------------------------------------------------------------------------------------------------------
Communications Equipment--1.0%
JDS Uniphase Corp. 1                                                      20,000,000     $   69,000,000
--------------------------------------------------------------------------------------------------------
Computers & Peripherals--4.8%
Dell, Inc. 1                                                               9,500,000        336,965,000
--------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.8%
Flextronics International Ltd. 1                                          10,000,000        125,700,000
--------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--5.7%
Freescale Semiconductor, Inc., Cl. A 1                                     4,500,000         63,225,000
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                               10,500,000        255,990,000
--------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    4,000,000         85,320,000
                                                                                        ----------------
                                                                                            404,535,000
--------------------------------------------------------------------------------------------------------
Software--1.3%
Dassault Systemes SA, ADR                                                  2,000,000         90,900,000
--------------------------------------------------------------------------------------------------------
Materials--8.6%
--------------------------------------------------------------------------------------------------------
Metals & Mining--5.2%
Alcan, Inc.                                                                4,500,000        178,290,000
--------------------------------------------------------------------------------------------------------
Inco Ltd. 1                                                                5,600,000        186,872,000
                                                                                        ----------------
                                                                                            365,162,000
--------------------------------------------------------------------------------------------------------
Paper & Forest Products--3.4%
International Paper Co.                                                    5,584,400        241,413,612
                                                                                        ----------------
Total Common Stocks (Cost $4,658,994,437)                                                 4,905,337,184

                                                                               Units
--------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Conseco, Inc. Wts., Exp. 9/10/08 1 (Cost $1,375,000)                         275,000          1,237,500

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
U.S. Government Obligations--7.8%
U.S. Treasury Nts.:
1.875%, 9/30/04                                                         $484,954,000        485,484,540
2.625%, 3/15/09                                                           65,155,000         62,434,323
                                                                                        ----------------
Total U.S. Government Obligations (Cost $550,263,721)                                       547,918,863
--------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--18.8%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                               44,705,000         45,595,077
--------------------------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06                                 21,620,000         22,650,258
--------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3% Nts., 5/16/08                           19,460,000         18,846,018
--------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06               24,740,000         26,372,048
--------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.25% Sr. Unsec. Nts., 7/15/05             24,860,000         25,736,414
--------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                                 10,000,000         10,915,110
--------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                             38,950,000         40,252,878
--------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                            15,100,000         16,157,936
--------------------------------------------------------------------------------------------------------
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                            43,790,000         43,876,704
--------------------------------------------------------------------------------------------------------
CIT Group, Inc.:                                                          12,175,000         12,309,923
7.125% Sr. Nts., 10/15/04
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                      15,000,000         17,255,010
--------------------------------------------------------------------------------------------------------
Citigroup, Inc.:                                                          16,686,000         17,354,391
5% Nts., 3/6/07
6% Nts., 2/21/12                                                          15,000,000         16,080,870
--------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub. Nts., 5/15/07            41,139,000         43,207,510
--------------------------------------------------------------------------------------------------------
ConocoPhillips, 3.625% Sr. Unsec. Nts., 10/15/07                          40,890,000         40,950,517
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Credit Suisse First Boston, Inc. (USA), 5.75% Nts., 4/15/07               32,620,000         34,491,703
--------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 3.40% Nts., Series D,
12/15/04                                                                  19,480,000         19,530,356
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Dominion Resources, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B,
7/15/05                                                                   14,440,000         15,138,376
--------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                                       7,610,000          7,258,182
--------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06                         20,060,000         20,819,933
--------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                              31,190,000         30,765,660
--------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:                                           24,340,000         25,318,784
5.35% Nts., Series A, 3/30/06
6% Nts., 6/15/12                                                          19,700,000         21,065,249
--------------------------------------------------------------------------------------------------------
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06                  38,940,000         38,245,427
--------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06                      38,505,000         40,336,914
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            25,000,000         25,664,675
--------------------------------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                                 20,000,000         22,323,820
--------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 4% Nts., Series O, 1/17/06             41,660,000         42,426,627
--------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 3.125% Sr. Nts., Series D, 12/15/05             29,200,000         29,327,195
--------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                 46,725,000         48,856,034
--------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                33,875,000         33,235,779
--------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                   36,610,000         37,558,748
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.15% Nts., Series B, 1/26/06                  38,390,000         40,423,518
--------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                       8,500,000         10,764,774
--------------------------------------------------------------------------------------------------------
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                          24,340,000         23,972,101
--------------------------------------------------------------------------------------------------------
Safeway, Inc.:                                                            24,325,000         25,469,807
6.15% Sr. Unsec. Nts., 3/1/06
7.25% Nts., 9/15/04                                                       15,842,000         15,922,065
--------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                          39,450,000         41,266,712
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07                               32,275,000         32,597,750
--------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625% Sr. Unsec. Nts., 5/1/05                         29,270,000         29,928,663
--------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                          40,300,000         39,981,832
--------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:                                             24,350,000         25,631,419
6.75% Sr. Unsec. Unsub. Nts., 12/1/05
7.375% Sr. Nts., 9/1/12                                                   15,000,000         17,105,910
--------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06                                     34,080,000         35,852,671
--------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                                       40,680,000         42,222,260
--------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05                                 24,340,000         24,971,672
--------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                    8,740,000          9,489,088
--------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                       11,091,000         11,303,792
                                                                                        ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,308,319,639)                     1,316,828,160
--------------------------------------------------------------------------------------------------------
Short-Term Notes--3.1%
Federal Home Loan Bank:
1.20%, 8/13/04                                                            18,500,000         18,492,600
1.27%, 8/2/04                                                             25,322,000         25,321,107
1.29%, 9/13/04                                                            50,000,000         49,922,958
1.30%, 8/25/04                                                            42,021,000         41,987,103
1.42%, 10/1/04                                                            30,000,000         29,925,450
--------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Short-Term Notes Continued
General Electric Capital Corp., 1.29%, 8/16/04                           $50,000,000     $   49,973,125
                                                                                        ----------------
Total Short-Term Notes (Cost $215,624,710)                                                  215,622,343
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $6,734,577,507)                               99.5%     6,986,944,050
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.5         38,483,534
                                                                     -----------------------------------
Net Assets                                                                     100.0%    $7,025,427,584
                                                                     ===================================

Footnote to Statement of Investments
1. Non-income producing security.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)